Segment Information (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Global Technology Services
Segment Information
External revenue	$ 40,236	$ 40,879	$ 38,201
Global Technology Services | Services
Segment Information
External revenue	31,161	31,746	29,367
Global Technology Services | Maintenance
Segment Information
External revenue	7,343	7,515	7,250
Global Technology Services | Systems
Segment Information
External revenue	1,574	1,478	1,409
Global Technology Services | Software
Segment Information
External revenue	159	140	175
Global Business Services
Segment Information
External revenue	18,566	19,284	18,223
Global Business Services | Services
Segment Information
External revenue	18,216	18,956	17,858
Global Business Services | Systems
Segment Information
External revenue	142	118	129
Global Business Services | Software
Segment Information
External revenue	208	211	236
Software
Segment Information
External revenue	25,448	24,944	22,485
Software | Services
Segment Information
External revenue	2,304	2,022	1,603
Software | Software
Segment Information
External revenue	23,144	22,921	20,882
Systems and Technology
Segment Information
External revenue	17,667	18,985	17,973
Systems and Technology | Servers
Segment Information
External revenue	11,980	12,362	11,619
Systems and Technology | Storage
Segment Information
External revenue	3,411	3,619	3,420
Systems and Technology | Microelectronics OEM
Segment Information
External revenue	1,572	1,975	1,938
Systems and Technology | Retail Store Solutions
Segment Information
External revenue	357	753	674
Systems and Technology | Microelectronics Services
Segment Information
External revenue	346	277	321
Global Financing
Segment Information
External revenue	2,013	2,102	2,238
Global Financing | Financing
Segment Information
External revenue	1,471	1,612	1,580
Global Financing | Used Equipment Sales
Segment Information
External revenue	$ 542	$ 490	$ 659